INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 129,300	$ 251,396
Unused tax losses for which deferred tax asset is recognised	928,974	956,949
Deferred tax expense generated by Brazilian companies classified as held for sale	(195,270)	(104,014)	$ (12,737)
Income tax relating to cash flow hedges of other comprehensive income	$ 6,075	$ (19,610)	$ 50,587
Effective tax rate	15.00%
Preliminary tax provision, related to Pillar Two income taxes	$ 14,136
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%
Deferred tax expense generated by Brazilian companies classified as held for sale	$ 5,930
BRAZIL | Temporary differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense generated by Brazilian companies classified as held for sale	2,922
BRAZIL | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense generated by Brazilian companies classified as held for sale	$ 3,008
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%
MEXICO
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%